Fair Value of Financial Assets and Liabilities (Detail) (USD $) In Millions	Dec. 31, 2010		Dec. 31, 2009
Significant Other Observable Inputs (Level 2) | Interest rate swap derivatives
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value measurements on a recurring basis - derivatives	$ 10.6	[1]	$ (1.0)	[1]
Significant Other Observable Inputs (Level 2) | Forward currency purchase contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value measurements on a recurring basis - derivatives	6.9	[1],[2]	1.7	[1]
Significant Other Observable Inputs (Level 2) | Impaired Hotel Properties Held And Used
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value measurements on a non-recurring basis			73	[2]
Significant Other Observable Inputs (Level 2) | Impaired Hotel Properties Sold
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value measurements on a non-recurring basis			35	[2]
Significant Unobservable Inputs (Level 3) | Impaired Hotel Properties Held And Used
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value measurements on a non-recurring basis			5	[2]
Significant Unobservable Inputs (Level 3) | Other Than Temporarily Impaired Securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value measurements on a non-recurring basis			125	[2]
Interest rate swap derivatives
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value measurements on a recurring basis - derivatives	10.6	[1]	(1.0)	[1]
Forward currency purchase contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value measurements on a recurring basis - derivatives	6.9	[1],[2]	1.7	[1]
Impaired Hotel Properties Held And Used
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value measurements on a non-recurring basis			78	[2]
Other Than Temporarily Impaired Securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value measurements on a non-recurring basis			$ 138	[2]

[1]	These derivative contracts have been designated as hedging instruments.
[2]	The fair value measurements are as of the measurement date of the impairment and may not reflect the book value as of December 31, 2009.